Leases (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Lease Rental Costs
Net Lease Expense on Operating Leases		$ 292.6	$ 303.9		$ 326.6
Amortization of Capital Leases		108.5	109.4		73.9
Interest on Capital Leases		25.1	26.1		28.3
Total Lease Rental Costs	[1]	426.2	439.4		428.8
Lease Expenses Related to AEPRO		89.0	96.0		103.0
Net Property Under Capital Leases Related to AEPRO			179.0
Total Obligations Under Capital Lease Related to AEPRO			189.0
PP&E and Related Obligations Under Capital Leases
Generation		128.2	104.4
Other Property, Plant and Equipment		439.3	683.0
Total Property, Plant and Equipment Under Capital Leases		567.5	787.4
Accumulated Amortization		214.1	240.0
Net Property, Plant and Equipment Under Capital Leases		353.4	547.4	[2]
Noncurrent Liability		247.3	440.4
Liability Due Within One Year		96.2	111.4
Total Obligations Under Capital Leases		343.5	551.8	[2]
Future Minimum Lease Payments
Capital Leases, 2016		112.9
Noncancelable Operating Leases, 2016		239.1
Capital Leases, 2017		76.2
Noncancelable Operating Leases, 2017		228.7
Capital Leases, 2018		54.9
Noncancelable Operating Leases, 2018		219.9
Capital Leases, 2019		38.7
Noncancelable Operating Leases, 2019		211.2
Capital Leases, 2020		27.7
Noncancelable Operating Leases, 2020		202.8
Capital Leases, Later Years		110.7
Noncancelable Operating Leases, Later Years		452.3
Capital Leases, Total Future Minimum Lease Payments		421.1
Noncancelable Operating Leases, Total Future Minimum Lease Payments		1,554.0
Less Estimated Interest Element on Capital Leases		77.6
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		343.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		$ 33.4
Leases (Textuals) [Abstract]
Maximum Remaining Lease Term		34 years
Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2016	[3]	$ 147.8
2017	[3]	147.8
2018	[3]	147.8
2019	[3]	147.8
2020	[3]	147.8
Later Years	[3]	295.0
Total Future Minimum Lease Payments	[3]	$ 1,034.0
Leases (Textuals) [Abstract]
Lease Term		33 years
Boat and Barge Leases [Member]
Leases (Textuals) [Abstract]
Maximum Potential Loss Related to Guarantee		$ 16.0
Maximum Potential Lease Payments, AEPRO Barge and Boat Leases		94.0
Sabine Dragline Lease [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations		47.0
Appalachian Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		16.4	18.3		17.5
Amortization of Capital Leases		5.6	5.5		6.3
Interest on Capital Leases		0.8	1.0		1.4
Total Lease Rental Costs		22.8	24.8		25.2
PP&E and Related Obligations Under Capital Leases
Generation		43.4	14.1
Other Property, Plant and Equipment		17.6	19.4
Total Property, Plant and Equipment Under Capital Leases		61.0	33.5
Accumulated Amortization		15.6	14.0
Net Property, Plant and Equipment Under Capital Leases		45.4	19.5
Noncurrent Liability		39.1	14.4
Liability Due Within One Year		6.3	5.1
Total Obligations Under Capital Leases		45.4	19.5
Future Minimum Lease Payments
Capital Leases, 2016		9.8
Noncancelable Operating Leases, 2016		15.6
Capital Leases, 2017		9.4
Noncancelable Operating Leases, 2017		15.2
Capital Leases, 2018		8.4
Noncancelable Operating Leases, 2018		13.8
Capital Leases, 2019		6.4
Noncancelable Operating Leases, 2019		12.4
Capital Leases, 2020		5.7
Noncancelable Operating Leases, 2020		11.8
Capital Leases, Later Years		26.5
Noncancelable Operating Leases, Later Years		36.0
Capital Leases, Total Future Minimum Lease Payments		66.2
Noncancelable Operating Leases, Total Future Minimum Lease Payments		104.8
Less Estimated Interest Element on Capital Leases		20.8
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		45.4
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		4.8
Indiana Michigan Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		88.3	93.4		95.6
Amortization of Capital Leases		40.7	44.4		11.3
Interest on Capital Leases		3.3	2.8		1.9
Total Lease Rental Costs		132.3	140.6		108.8
PP&E and Related Obligations Under Capital Leases
Generation		14.5	18.7
Other Property, Plant and Equipment		68.2	100.4
Total Property, Plant and Equipment Under Capital Leases		82.7	119.1
Accumulated Amortization		19.7	15.9
Net Property, Plant and Equipment Under Capital Leases		63.0	103.2
Noncurrent Liability		30.2	61.1
Liability Due Within One Year		32.8	42.1
Total Obligations Under Capital Leases		63.0	103.2
Future Minimum Lease Payments
Capital Leases, 2016		36.6
Noncancelable Operating Leases, 2016		92.7
Capital Leases, 2017		12.1
Noncancelable Operating Leases, 2017		90.9
Capital Leases, 2018		6.5
Noncancelable Operating Leases, 2018		89.7
Capital Leases, 2019		3.0
Noncancelable Operating Leases, 2019		88.5
Capital Leases, 2020		2.7
Noncancelable Operating Leases, 2020		85.1
Capital Leases, Later Years		20.3
Noncancelable Operating Leases, Later Years		173.8
Capital Leases, Total Future Minimum Lease Payments		81.2
Noncancelable Operating Leases, Total Future Minimum Lease Payments		620.7
Less Estimated Interest Element on Capital Leases		18.2
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		63.0
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.2
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2016		73.9
2017		73.9
2018		73.9
2019		73.9
2020		73.9
Later Years		147.5
Total Future Minimum Lease Payments		$ 517.0
Leases (Textuals) [Abstract]
Lease Term		33 years
Indiana Michigan Power Co [Member] | Nuclear Fuel Lease [Member]
Future Minimum Rentals, Sale Leaseback Transactions
2016		$ 26.9
2017		5.8
2018		2.4
Total Future Minimum Lease Payments		$ 35.1
Leases (Textuals) [Abstract]
Lease Term		54 months
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost		$ 110.0
Indiana Michigan Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars		$ 10.0
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term		83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 9.0
Ohio Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		7.6	6.6		57.8
Amortization of Capital Leases		3.9	5.7		7.8
Interest on Capital Leases		0.6	1.2		4.1
Total Lease Rental Costs		12.1	13.5		69.7
PP&E and Related Obligations Under Capital Leases
Generation		0.0	0.0
Other Property, Plant and Equipment		23.4	22.6
Total Property, Plant and Equipment Under Capital Leases		23.4	22.6
Accumulated Amortization		10.2	8.0
Net Property, Plant and Equipment Under Capital Leases		13.2	14.6
Noncurrent Liability		9.3	11.0
Liability Due Within One Year		3.9	3.6
Total Obligations Under Capital Leases		13.2	14.6
Future Minimum Lease Payments
Capital Leases, 2016		4.4
Noncancelable Operating Leases, 2016		8.8
Capital Leases, 2017		4.0
Noncancelable Operating Leases, 2017		8.3
Capital Leases, 2018		3.1
Noncancelable Operating Leases, 2018		6.9
Capital Leases, 2019		1.0
Noncancelable Operating Leases, 2019		5.4
Capital Leases, 2020		0.6
Noncancelable Operating Leases, 2020		4.5
Capital Leases, Later Years		1.4
Noncancelable Operating Leases, Later Years		20.2
Capital Leases, Total Future Minimum Lease Payments		14.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		54.1
Less Estimated Interest Element on Capital Leases		1.3
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		13.2
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		5.3
Public Service Co Of Oklahoma [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		5.4	3.2		4.1
Amortization of Capital Leases		3.5	4.2		4.1
Interest on Capital Leases		0.7	0.7		0.8
Total Lease Rental Costs		9.6	8.1		9.0
PP&E and Related Obligations Under Capital Leases
Generation		9.6	9.6
Other Property, Plant and Equipment		18.6	16.5
Total Property, Plant and Equipment Under Capital Leases		28.2	26.1
Accumulated Amortization		13.6	11.8
Net Property, Plant and Equipment Under Capital Leases		14.6	14.3
Noncurrent Liability		10.9	10.9
Liability Due Within One Year		3.7	3.4
Total Obligations Under Capital Leases		14.6	14.3
Future Minimum Lease Payments
Capital Leases, 2016		4.3
Noncancelable Operating Leases, 2016		4.8
Capital Leases, 2017		4.1
Noncancelable Operating Leases, 2017		3.9
Capital Leases, 2018		2.9
Noncancelable Operating Leases, 2018		3.5
Capital Leases, 2019		1.6
Noncancelable Operating Leases, 2019		2.9
Capital Leases, 2020		1.0
Noncancelable Operating Leases, 2020		2.4
Capital Leases, Later Years		2.6
Noncancelable Operating Leases, Later Years		4.7
Capital Leases, Total Future Minimum Lease Payments		16.5
Noncancelable Operating Leases, Total Future Minimum Lease Payments		22.2
Less Estimated Interest Element on Capital Leases		1.9
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		14.6
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		2.8
Southwestern Electric Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases		6.7	5.5		6.3
Amortization of Capital Leases		13.7	14.9		15.5
Interest on Capital Leases		6.2	7.4		8.1
Total Lease Rental Costs		26.6	27.8		$ 29.9
PP&E and Related Obligations Under Capital Leases
Generation		34.5	35.4
Other Property, Plant and Equipment		165.1	159.5
Total Property, Plant and Equipment Under Capital Leases		199.6	194.9
Accumulated Amortization		91.3	80.1
Net Property, Plant and Equipment Under Capital Leases		108.3	114.8
Noncurrent Liability		75.6	91.0
Liability Due Within One Year		21.9	17.6
Total Obligations Under Capital Leases		97.5	$ 108.6
Future Minimum Lease Payments
Capital Leases, 2016		26.1
Noncancelable Operating Leases, 2016		6.3
Capital Leases, 2017		18.2
Noncancelable Operating Leases, 2017		5.3
Capital Leases, 2018		12.7
Noncancelable Operating Leases, 2018		4.8
Capital Leases, 2019		11.4
Noncancelable Operating Leases, 2019		4.5
Capital Leases, 2020		9.7
Noncancelable Operating Leases, 2020		4.2
Capital Leases, Later Years		40.3
Noncancelable Operating Leases, Later Years		16.5
Capital Leases, Total Future Minimum Lease Payments		118.4
Noncancelable Operating Leases, Total Future Minimum Lease Payments		41.6
Less Estimated Interest Element on Capital Leases		20.9
Estimated Present Value of Future Minimum Lease Payments on Capital Leases		97.5
Maximum Potential Loss
Max Potential Loss on Master Lease Agreements		3.4
Southwestern Electric Power Co [Member] | Railcar Lease [Member]
Leases (Textuals) [Abstract]
Future Minimum Lease Obligation for Remaining Railcars		$ 11.0
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term		83.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term		77.00%
Maximum Potential Loss Related to Guarantee		$ 10.0
Southwestern Electric Power Co [Member] | Sabine Dragline Lease [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations		$ 47.0

[1]	Amounts include lease expenses related to AEPRO that have been classified as Other Operation Expense from Discontinued Operations on the statements of income in the amounts of $89 million, $96 million and $103 million for the Years Ended December 31, 2015, 2014 and 2013, respectively. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[2]	Amounts include Net Property Under Capital Leases that have been classified as Assets from Discontinued Operations in the amount of $179 million and Total Obligations Under Capital Leases that have been classified as Liabilities from Discontinued Operations in the amount of $189 million on the December 31, 2014 balance sheet. See “AEPRO (Corporate and Other)” section of Note 7 for additional information.
[3]	AEP’s future minimum lease payments includes equal shares from AEGCo and I&M.